SIGNIFICANT TRANSACTIONS - Significant Transactions in 2024 (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
	Sep. 30, 2024	May 28, 2024	Mar. 26, 2024	Feb. 28, 2025	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maturity profile of the Group's financial liabilities
Gain on disposal of subsidiaries						$ 145	$ 0	$ 88
Beeline Kyrgyzstan cash generating unit
Maturity profile of the Group's financial liabilities
Proportion of ownership interest in subsidiary			50.10%
Consideration received in cash			$ 32
TNS Plus LLP
Maturity profile of the Group's financial liabilities
Proportion of ownership interest in subsidiary		49.00%
Consideration received in cash					$ 38
Deferred consideration		$ 138
Gain on disposal of subsidiaries	$ 66
Reclassification of foreign currency translation reserve	$ 44
TNS Plus LLP | Sale of TNS in Kazakhstan
Maturity profile of the Group's financial liabilities
Consideration received in cash				$ 100